STAGECOACH FUNDS, INC.
                      Registration Nos. 33-42927; 811-6419

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


         The undersigned hereby certifies on behalf of Stagecoach Funds, Inc. (the "Company") that the Prospectus and related Statement of Additional Information describing the Company's Asset Allocation, Index Allocation, and U.S. Government Allocation Funds that would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 55 to the Company's Registration Statement on Form N-1A, the text of which was filed on July 1, 1999.

         IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 9th day of July, 1999.


Witness:                                  STAGECOACH FUNDS, INC.


By:    /s/ Michael W. Nolte         By:   /s/ Richard H. Blank, Jr.
Name:  Michael W. Nolte                   Richard H. Blank, Jr.
Title: Assistant Secretary                Chief Operating Officer,
                                          Secretary and Treasurer